Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2022	2021
	US$ in millions
Cash on hand	$108	$114
Cash at bank	130	202
Short-term bank deposits	552	362
	$790	$678